Note 15 - Related Party Transactions (Narrative) (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Contract liabilities			$ 605,537		$ 639,801
A. Michael Stolarski
Revenues from related party	$ 13,105	$ 17,678	26,210	$ 138,167
Contract liabilities		$ 102,899	$ 90,943	$ 102,899